Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Gain from Sale of Discontinue Operation

Description	Amount
Net cash paid on the closing date	$1,500,000
Less:
Current assets	36,060
Inventory	193,300
Fixed assets, net	16,700
Intangible assets, net	123,200
Total	369,260
Gain from sale	$1,130,740

Description	Amount
Net cash paid on the closing date	$1,500,000
Less:
Current assets	36,060
Inventory	193,300
Fixed assets, net	16,700
Intangible assets, net	123,200
Total	369,260
Gain from sale	$1,130,740

Schedule of Discontinued Operation of Balance Sheet and Operation Statement

The assets and liabilities related to discontinued operations consists of the following:

	March 31,	December 31,
	2023	2022
Assets
Current assets:
Prepaid expenses	$—	$—
Inventory	—	—
Total current assets	—	—

Other assets:
Property and equipment, net	—	—
Intangible assets, net	—	—
Total assets	$—	$—

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$485,712	$485,712
Deferred revenue	—	—
Due to CONtv	—	—
Total liabilities	$485,712	$485,712

In addition, revenue and expenses from discontinued operations were as follows:

	Three Months Ended
	March 31,
	2023	2022
Revenue	$—	$—

Operating costs and expenses:
Cost of revenue	—	—
General and administrative	—	—
Total operating expenses	—	—
Loss from operations	—	—

Other income (expense):
Other income	—	31,185
Interest income	—	—
Loss on disposal of fixed assets	—	—
Total other income (expense)	—	31,185

Income (loss) from discontinued operations	$—	$31,185

The assets and liabilities related to discontinued operations consists of the following:

	December 31,	December 31,
	2022	2021
Assets
Current assets:
Prepaid expenses	$—	$—
Inventory	—	—
Total current assets	—	—

Other assets:
Property and equipment, net	—	—
Intangible assets, net	—	—
Total assets	$—	$—

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$485,712	$472,029
Deferred revenue	—	—
Due to CONtv	—	—
Total liabilities	$485,712	$472,029

In addition, revenue and expenses from discontinued operations were as follows:

	Years Ended
	December 31,
	2022	2021
Revenue	$43,580	$829,767

Operating costs and expenses:
Cost of revenue	59,037	776,719
General and administrative	—	842,097
Total operating expenses	59,037	1,618,816
Loss from operations	(15,457)	(789,049)

Other income (expense):
Other income	(2,281)	867,288
Interest income	—	—
Loss on disposal of fixed assets	—	1,853,169
Total other income (expense)	(2,281)	2,720,457

Income (loss) from discontinued operations	$(17,738)	$1,931,108